Consolidated Statements of Financial Position - CAD ($)	Dec. 31, 2019	Dec. 31, 2018
Current assets
Cash and cash equivalents	$ 23,929	$ 2,418,521
Guaranteed investment certificate	28,750
Sales taxes recoverable	16,524	49,504
Prepaid expenses and deposits	128,670	510,741
Contract asset	25,261	25,261
Total current assets	223,134	3,004,027
Non-current assets
Contract Asset	189,976	215,237
Equipment	5,999	8,167
Total assets	419,109	3,227,431
Current liabilities
Accounts payable and accrued liabilities	747,583	1,277,642
Contract liability	252,609	252,609
Preference shares	449,287
Total current liabilities	1,449,479	1,530,251
Non-current liabilities
Contract liability	1,899,754	2,152,363
Total liabilities	3,349,233	3,682,614
Shareholders' deficiency
Common shares	28,960,095	28,507,565
Contributed surplus	4,622,624	4,596,349
Accumulated deficit	(36,512,843)	(33,559,097)
Total shareholders' deficiency	(2,930,124)	(455,183)
Total liabilities and shareholders' deficiency	$ 419,109	$ 3,227,431